Income taxes (Tables)	12 Months Ended
Mar. 31, 2016
Income taxes
Schedule of Income before Income Tax, Domestic and Foreign

	Yen in millions
	For the year ended
	March 31
	2014	2015	2016

Income (loss) before income taxes:
The Company and domestic subsidiaries	¥25,262	¥23,398	¥17,492
Foreign subsidiaries	59,198	83,694	101,836

	¥84,460	¥107,092	¥119,328

Schedule of Components of Income Tax Expense (Benefit)

	Yen in millions
	For the year ended March 31
	2014	2015	2016
Current income tax expense/(benefit):
The Company and domestic subsidiaries	¥1,872	¥5,531	¥3,144
Foreign subsidiaries	10,139	12,799	17,181

Total current	12,011	18,330	20,325

Deferred income tax expense (benefit):
The Company and domestic subsidiaries	12,579	10,497	5,744
Foreign subsidiaries	1,068	206	397

Total deferred	13,647	10,703	6,141

Total provision	¥25,658	¥29,033	¥26,466

Schedule of Effective Income Tax Rate Reconciliation

	For the year ended March 31
	2014	2015	2016
Statutory tax rate	38.0%	36.0%	33.0%
Increase (reduction) in taxes resulting from:
Tax benefit in foreign subsidiaries	(14.6)	(14.3)	(12.9)
Tax on undistributed earnings	2.2	2.7	1.1
Valuation allowance	(2.3)	(4.3)	(1.5)
Liabilities for unrecognized tax benefits	(0.1)	0.3	0.0
Reversal of deferred tax assets related to foreign tax credit	5.3	—	—
Deduction for foreign taxes	2.4	1.5	1.5
Withholding tax on dividends from overseas subsidiaries	0.0	2.3	1.0
Changes in Japanese income tax rates	0.3	0.7	0.5
Other	(0.8)	2.2	(0.5)

Effective income tax rate	30.4%	27.1%	22.2%

Summary of Income Tax Holiday
	Yen in millions
	For the year ended
	March 31
	2014	2015	2016

Aggregate amounts of tax holidays	¥4,362	¥5,109	¥5,041

	Yen
Per share - Basic	¥16.03	¥18.25	¥16.98
- Diluted	¥15.02	¥17.22	¥16.92

Schedule of Deferred Tax Assets and Liabilities

	Yen in millions
	March 31
	2015	2016
Deferred tax assets:
Inventories	¥2,528	¥1,823
Property, plant and equipment	4,200	2,818
Accrued bonus	2,180	1,917
Accrued enterprise tax	376	247
Pension and severance plans	3,244	3,134
Operating loss carryforwards for tax purposes	8,595	6,057
Accrued vacation	1,171	962
Accrued expenses	1,371	1,330
Other	4,685	2,163

Gross deferred tax assets	28,350	20,451
Less - Valuation allowance	(9,162)	(6,079)

Net deferred tax assets	19,188	14,372

Deferred tax liabilities:
Basis difference of acquired assets	(1,343)	(954)
Undistributed earnings not permanently reinvested	(13,165)	(12,540)
Marketable securities	(2,026)	(247)
Intangible assets	(14,103)	(13,383)
Other	(7,398)	(3,678)

Total deferred tax liabilities	(38,035)	(30,802)

Net deferred tax liabilities	¥(18,847)	¥(16,430)

Summary of Valuation Allowance

	Yen in millions
	March 31
	2014	2015	2016
Valuation allowance at beginning of year	¥(14,492)	¥(14,561)	¥(9,162)
Additions	(4,231)	(3,006)	(594)
Deductions	4,183	8,405	3,677
Impact on newly acquired companies	(21)	—	—

Valuation allowance at end of year	¥(14,561)	¥(9,162)	¥(6,079)

Components of net deferred tax assets

	Yen in millions
	March 31
	2015	2016
Deferred tax assets:
Other current assets	¥9,159	¥9,133
Other non-current assets	4,710	4,421
Deferred tax liabilities:
Other current liabilities	(2,204)	(1,177)
Other long-term liabilities	(30,512)	(28,807)

Net deferred tax liabilities	¥(18,847)	¥(16,430)

Reconciliation of the Beginning and Ending Amounts of Unrecognized Tax Benefits

	Yen in millions
	For the year ended March 31,
	2014	2015	2016
Balance at April 1	¥2,361	¥2,232	¥2,482
Additions for tax positions of the current year	357	250	406
Reduction for tax positions of prior years	(486)	—	(138)
Impact on newly acquired companies	—	—	98

Balance at March 31	¥2,232	¥2,482	¥2,848